OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations current (Details) - CLP ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings
Other financial liabilities		$ 52,997,001	$ 367,302,080
Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities	[1]	$ 1,500,909	688,800
Bonds USA 2050
Disclosure of detailed information about borrowings
Nominal interest rate		3.95%
Envases Central S.A. | Banco Estado 2.00% Effective Rate Semiannual Amortization obligation [Member] | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 34,460	$ 28,683
Nominal interest rate		2.00%
Envases Central S.A. | Banco Estado 2.00% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Effective interest rate percentage		2.00%	2.00%
Re-Ciclar S.A. | Scotiabank Chile S.A. 9.49% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 186,233	$ 53,350
Nominal interest rate		9.49%
Effective interest rate percentage		9.49%	9.49%
Re-Ciclar S.A. | Scotiabank Chile S.A. 3.32% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 56,529
Nominal interest rate		3.32%
Effective interest rate percentage		3.32%	3.32%
Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate One At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 657,036
Nominal interest rate		0.18%
Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate Two At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 535,951	$ 585,560
Nominal interest rate		0.18%
Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate Three At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 30,700	$ 21,207
Nominal interest rate		0.18%
Up to 90 days | Envases Central S.A. | Banco Estado 2.00% Effective Rate Semiannual Amortization obligation [Member] | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 34,460
Up to 90 days | Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate One At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		657,036
Up to 90 days | Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate Two At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		535,951
Up to 90 days | Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate Three At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		30,700
90 days to 1 year | Re-Ciclar S.A. | Scotiabank Chile S.A. 9.49% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		186,233
90 days to 1 year | Re-Ciclar S.A. | Scotiabank Chile S.A. 3.32% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 56,529

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.